Deferred tax - Reconciliation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Reconciliation
Deferred tax liability (asset) at beginning of year	R 21,812	R 22,778
Current year charge	(2,819)	(851)
Current year charge - per the income statement	(2,689)	(1,075)
Current year charge - per the statement of comprehensive income	(130)	224
Reclassification to held for sale	(6)
Foreign exchange differences recognised in income statement	22	34
Translation of foreign operations	14	(149)
Deferred tax liability (asset) at end of year	19,023	21,812
Net deferred tax assets and liabilities
Deferred tax assets			R (8,563)	R (4,096)
Deferred tax liabilities			27,586	25,908
Deferred tax liabilities	R 21,812	R 22,778	R 19,023	R 21,812